Supplement dated June 13, 2024, to the Statement of Additional Information (“SAI”)
dated October 25, 2023, as previously supplemented February 29, 2024, and March 22, 2024

DSS AmericaFirst Defensive Growth Fund

Class A: DGQAX Class U: DGQUX Class I: DGQIX

DSS AmericaFirst Income Fund

Class A: AFPAX Class U: AFPUX Class I: AFPIX

DSS AmericaFirst Monthly Risk-On Risk-Off Fund

Class A: ABRFX Class U: ABRUX Class I: ABRWX

DSS AmericaFirst Large Cap Share Buyback Fund

Class A: SBQAX Class U: SBQUX Class I: SBQIX

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Recently, the investment adviser to the funds, DSS Wealth Management, Inc. was renamed as AmericaFirst Wealth Management, Inc.  Any information in the SAI to the contrary should be disregarded.

The Statement of Additional Information dated October 25, 2023, and as supplemented February 29, 2024, and March 22, 2024; and the Prospectus and each Summary Prospectus, each dated October 25, 2023, and supplemented June 13, 2024; each provide information that you should know before investing in the Funds and should be retained for future reference.  The Prospectus, each Summary Prospectus, the Statement of Additional Information; and each supplement have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling shareholder services at 1-877-217-8501.

Please retain this Supplement for future reference.